PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The components of property, plant and equipment are as follows:

	As at December 31, 2013 (successor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$67.7	$8.1	$59.6
Pulp	10.9	0.2	10.7
Machinery and equipment
Specialty printing papers and newsprint	410.1	77.1	333.0
Pulp	10.0	1.1	8.9
	$498.7	$86.5	$412.2

	As at December 31, 2012 (successor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$224.5	$2.7	$221.8
Pulp	9.8	0.1	9.7
Machinery and equipment
Specialty printing papers and newsprint	384.9	9.9	375.0
Pulp	5.3	0.2	5.1
	$624.5	$12.9	$611.6

	As at September 30, 2012 (successor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$221.7	$-	$221.7
Pulp	9.6	-	9.6
Machinery and equipment
Specialty printing papers and newsprint	379.5	-	379.5
Pulp	3.3	-	3.3
	$614.1	$-	$614.1